Cash flow hedges and non-hedging derivatives outstanding (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Cash Flow Hedge Instruments	$ 281,000	$ 137,301
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	989,920	1,645,243
Derivative, Notional Amount	1,270,920	1,782,544
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	41,935	61,887
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	42,585	66,700
Cash Flow Hedging [Member]
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	31	6
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	521	1,179
Not Designated as Hedging Instrument [Member]
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	41,904	61,881
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	42,064	65,521
Forward Contracts [Member]
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	53,100	114,809
Forward Contracts [Member] | Other Assets Member
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Cash Flow Hedge Instruments	281,000	137,301
Forward Contracts [Member] | Cash Flow Hedging [Member] | Other Assets Member
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	31	6
Forward Contracts [Member] | Cash Flow Hedging [Member] | Other Liabilities Member
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	521	1,179
Forward Contracts [Member] | Not Designated as Hedging Instrument [Member] | Trading Account Assets[Member]
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	10	1
Forward Contracts [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Member
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	18	236
Interest Rate Swap [Member]
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	766,668	1,351,386
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Member
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	28,136	51,078
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Member
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	31,008	56,963
Interest Rate Floor [Member]
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	0	22,664
Interest Rate Floor [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Member
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	0	233
Interest Rate Floor [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Member
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	0	233
Interest Rate Cap [Member]
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	0	0
Interest Rate Cap [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Member
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	0	0
Interest Rate Cap [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Member
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	0	0
Foreign Exchange Forward [Member]
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	143	1,006
Foreign Exchange Forward [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Member
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	2	20
Foreign Exchange Forward [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Member
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	1	14
Equity Swap [Member]
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	86,389	73,224
Equity Swap [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Member
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	13,756	10,549
Embedded Derivative Financial Instruments [Member]
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	83,620	82,154
Embedded Derivative Financial Instruments [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Member
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	$ 11,037	$ 8,075